Common shares	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Common shares
Note 23 – Common shares
The common shares presented in our Consolidated Balance Sheet is that of the Predecessor Company, prior to our emergence from Chapter 11. The information included in this note presents the common share transactions of the predecessor. For information on the common shares held on emergence from Chapter 11, refer to Note
4-
“Chapter 11”.
Changes in predecessor common shares for the periods presented in this report were as follows:

	Issued and fully paid share capital $0.10 par value each
	Shares	$ millions
December 31, 2019	100,234,973	10

2020 RSU share issuance	149,462	—

December 31, 2020 and December 31, 2021	100,384,435	10

Predecessor common share transactions for periods presented
On February 10, 2020 and June 17, 2020, a total of 149,462 common shares were issued to employees following a vesting of restricted stock units awarded under our Employee Incentive Plan.
Key terms of shares issued and outstanding
All our issued and outstanding common shares are and will be fully paid. Subject to the
Bye-Laws,
the Board of Directors is authorized to issue any of the authorized but unissued common shares. There are no limitations on the right of non-Bermudians
or
non-residents
of Bermuda to hold or vote in the Company’s common shares.
Holders of common shares have no
pre-emptive,
redemption, conversion or sinking fund rights. Holders of common shares are entitled to one vote per common share on all matters submitted to a vote of holders of common shares. Unless a different majority is required by law or the
Bye-Laws,
resolutions to be approved by holders of common shares require the approval by an ordinary resolution (being a resolution approved by a simple majority of votes cast at a general meeting at which a quorum is present). Under the
Bye-Laws,
each common share is entitled to dividends if, as and when dividends are declared by the Board of Directors, subject to any preferred dividend right of the holders of any preference shares.
In the event of liquidation, dissolution or winding up of the Company, the holders of common shares are entitled to share equally and ratably in the Company’s assets, if any, remaining after the payment of all its debts and liabilities, subject to any liquidation preference on any issued and outstanding preference shares.